Net Income per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Net Income Per Share
The following table summarizes the Company's net income per share for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
U.S.$ millions, except shares and per share amounts	2024	2023
Net income	316	442
Weighted average common shares outstanding (millions) - basic [1]	207.6	207.6
Basic net income per share	1.52	2.13
Dilutive impact of share-based awards (millions) [1,2]	0.6	—
Weighted average common shares outstanding (millions) - diluted	208.2	207.6
Diluted net income per share	1.52	2.13
1.The common shares issued at Spinoff have been used for comparative periods as the Company had no common shares outstanding prior to Spinoff. For periods prior to Spinoff, it is assumed there were no dilutive equity instruments as there were no equity awards of South Bow outstanding prior to the Spinoff.
2.The dilutive impact considers the effect of the potential exercise of share-based awards and excludes any effect where the potential exercise would be anti-dilutive. At December 31, 2024, 0.2 million options were considered anti-dilutive.